ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 6,401	$ 4,945
Non-current, net
Accounts receivable	126	60
Retainer on customer contract	70	61
Billing rights	681	572
Total non-current, net	877	693
Total	$ 7,278	$ 5,638